united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL REPORT

February 28, 2023

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

February 28, 2023

Dear Fellow Shareholder:

We are pleased to provide you with this annual report on the economy, capital markets as well as performance of the Easterly Snow Capital Long/Short and Small Cap Value mutual funds. This report covers the annual period from February 28, 2022 through February 28, 2023.

Major indexes posted negative results for the period as investors digested a potential recession, rising interest rates and heightened levels of acute increases in prices. The outlook for economic growth deteriorated and U.S. equity market valuations have declined, with the S&P 500 now trading at 17.4 times forward earnings. Valuations compressed as companies faced a combination of supply chain bottlenecks, higher input prices, weaker consumer demand and tighter credit markets. Across the market cap spectrum, value stocks outpaced growth stocks on relative terms. While the valuation disparity between value and growth stocks narrowed, it continues to remain wide by historical standards.

The Federal funds rate is 4.5% higher than it was 12 months ago. The yield curve is steeply inverted and economic reports indicate declining growth measures. The signs of an impending recession are clear and plentiful. The Federal Reserve (Fed) has engaged in its most aggressive tightening cycle in four decades. For the past year high inflation has challenged central banks, stressed financial markets and weighed heavily on investors. With the Fed bringing about its sharpest tightening of monetary policy since the 1980s, many investors are asking, when will it come to an end. While several believe the end of the tightening cycle is soon, the Fed, in contrast is worried that wage growth remains too high to declare victory. While the central bank is slowing the pace at which it raises interest rates, the Fed is wary of repeating the mistakes of the 1970s, during which monetary policy was loosened in response to falling inflation only for prices to surge once more.

Inflation and global economic desynchronization will be the dominant macro themes for the year ahead. With fears of recession looming and the central bank in an aggressive tightening cycle, the path for a soft landing is narrowing. Variables including employment, interest rates and consumer price index reports will likely keep volatility levels elevated and pressure capital asset prices. Against this fragmented backdrop, we think investors should avoid high growth names that are dependent on an unpredictable economic cycle. In our view, given the panoply of macroeconomic headwinds, the direction of equity prices will be more modest and driven by companies with solid fundamentals. Our consistent application of our investment approach has led our Funds to outpace the broad-based indices over full market cycles. In turn, we continue to hold companies with compelling business fundamentals, skilled management teams, recurring cash flows and the flexibility to adapt to an inflationary environment. We believe the strong cash flow generation and capital flexibility of our businesses will provide meaningful protection if market fundamentals deteriorate. Thank you for your commitment and loyalty to Easterly Investment Partners.

16694030-UFD 04/03/2023

Easterly Snow Small Cap Value Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2023

The Fund’s performance figures* for each of the periods ended February 28, 2023 compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	1 Year Return	5 Year Return	10 Year Return	Since Inception*	Since Inception**
Class I	0.21%	8.11%	7.39%	9.44%	N/A
Class A	(0.06)%	7.84%	7.12%	9.17%	N/A
Class A with load	(5.81)%	6.57%	6.48%	8.64%	N/A
Class C	(0.79)%	7.04%	6.32%	8.36%	N/A
Class R6	0.21%	N/A	N/A	N/A	(1.96)%
Russell 2000® Value Total Return Index(a)	(4.40)%	6.38%	8.46%	9.14%	(8.97)%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated July 1, 2022, is 1.71%, 1.96%, 2.71% and 1.71% for the I, A, C and R6 Classes, respectively.

(a)	The Russell 2000® Value Total Return Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

*	Inception date for Class I, A and C is November 30, 2010.

**	Inception date for Class R6 is November 4, 2021.

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $1,000,000 INVESTED IN THE
EASTERLY SNOW SMALL CAP VALUE FUND VS. BENCHMARK

Top 10 Holdings by Industry	% of Net Assets
Banking	12.9%
Commercial Support Services	11.2%
Leisure Facilities & Services	11.2%
Insurance	10.4%
Oil & Gas Producers	9.3%
Semiconductors	7.4%
Technology Hardware	5.3%
Retail - Discretionary	5.2%
Home & Office Products	3.4%
Steel	3.2%
Other/Cash & Equivalents	20.5%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Snow Long/Short Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2023

The Fund’s performance figures* for each of the periods ended February 28, 2023, compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized
	1 Year Return	5 Year Return	10 Year Return	Since Inception*	Since Inception**
Class I	(0.39)%	7.33%	7.42%	5.99%	N/A
Class A	(0.65)%	7.06%	7.15%	5.73%	N/A
Class A with load	(6.37)%	5.81%	6.52%	5.36%	N/A
Class C	(1.37)%	6.29%	6.37%	4.97%	N/A
Class R6	(0.39)%	N/A	N/A	N/A	1.63%
Russell 3000® Value Total Return Index(a)	(2.92)%	7.16%	9.51%	6.95%	(3.90)%
70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index(b)	(0.95)%	5.80%	7.11%	5.49%	(1.87)%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated July 1, 2022, is 1.29%, 1.51%, 2.28% and 1.29% for the I, A, C and R6 Classes, respectively.

(a)	The Russell 3000® Value Total Return Index measures the performance of the largest 3,000 US companies representing approximately 97% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

(b)	The 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index consists of 70% Russell 3000® Value Total Return Index and 30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index. The Russell 3000® Value Total Return Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

*	Inception date for Class I, A and C is April 28, 2006.

**	Inception date for Class R6 is November 4, 2021.

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $1,000,000 INVESTED IN THE
EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND VS. BENCHMARKS

Top 10 Holdings by Industry	% of Net Assets
Banking	15.0%
Oil & Gas Producers	9.2%
Insurance	7.6%
Biotech & Pharma	6.4%
Semiconductors	4.5%
Apparel & Textile Products	3.9%
Health Care Facilities & Services	3.1%
Machinery	3.0%
Transportation & Logistics	2.9%
Technology Hardware	2.6%
Other/Cash & Equivalents	41.8%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.3%
	APPAREL & TEXTILE PRODUCTS - 1.3%
4,593	Carter’s, Inc.	$346,266

	AUTOMOTIVE - 1.7%
19,794	Modine Manufacturing Company(a)	483,172

	BANKING - 12.9%
25,521	BankUnited, Inc.	903,953
32,292	First Commonwealth Financial Corporation	516,995
46,644	FNB Corporation	665,610
9,256	OFG Bancorp	281,568
42,140	Old National Bancorp	744,614
26,496	Umpqua Holdings Corporation	467,919
		3,580,659
	BIOTECH & PHARMA - 1.0%
10,370	Collegium Pharmaceutical, Inc.(a)	275,116

	COMMERCIAL SUPPORT SERVICES - 11.2%
23,684	ABM Industries, Inc.	1,146,542
10,558	AMN Healthcare Services, Inc.(a)	950,326
38,032	Cross Country Healthcare, Inc.(a)	1,005,946
		3,102,814
	CONSUMER SERVICES - 1.1%
2,672	Medifast, Inc.	299,611

	ENTERTAINMENT CONTENT - 2.0%
51,600	Lions Gate Entertainment Corporation, Class A(a)	547,476

	FOOD - 2.5%
29,595	Pilgrim’s Pride Corporation(a)	692,227

	HOME & OFFICE PRODUCTS - 3.4%
165,112	ACCO Brands Corporation	936,185

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,395	WESCO International, Inc.(a)	$230,984

	INSURANCE - 10.4%
27,020	American Equity Investment Life Holding Company	1,125,383
39,390	CNO Financial Group, Inc.	1,009,172
23,243	Lincoln National Corporation	737,268
		2,871,823
	LEISURE FACILITIES & SERVICES - 11.2%
35,348	Bloomin’ Brands, Inc.	922,583
29,344	Brinker International, Inc.(a)	1,115,072
77,420	Cinemark Holdings, Inc.(a)	1,053,686
		3,091,341
	MACHINERY - 2.3%
2,500	Hillenbrand, Inc.	117,850
5,005	Kennametal, Inc.	141,792
6,157	Terex Corporation	364,556
		624,198
	MEDICAL EQUIPMENT & DEVICES - 2.8%
25,240	Co-Diagnostics, Inc.(a)	72,944
12,667	Integra LifeSciences Holdings Corporation(a)	704,538
		777,482
	METALS & MINING - 0.5%
14,082	Alamos Gold, Inc., Class A	143,355

	OIL & GAS PRODUCERS - 9.3%
9,033	CNX Resources Corporation(a)	138,657
29,447	Crescent Point Energy Corporation	201,123
35,699	Delek US Holdings, Inc.	898,543
13,326	HF Sinclair Corporation	662,569
128,599	Southwestern Energy Company(a)	681,575
		2,582,467
	RETAIL - DISCRETIONARY - 5.2%
63,658	American Eagle Outfitters, Inc.	914,766

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.3% (Continued)
	RETAIL - DISCRETIONARY - 5.2% (Continued)
19,094	Urban Outfitters, Inc.(a)	$514,583
		1,429,349
	SEMICONDUCTORS - 7.4%
2,609	Diodes, Inc.(a)	239,219
61,271	Photronics, Inc.(a)	1,079,595
10,958	Silicon Motion Technology Corporation - ADR	736,597
		2,055,411
	SOFTWARE - 0.8%
2,662	Ziff Davis, Inc.(a)	210,245

	STEEL - 3.2%
17,092	Commercial Metals Company	884,511

	TECHNOLOGY HARDWARE - 5.3%
15,048	Super Micro Computer, Inc.(a)	1,474,253

	TOTAL COMMON STOCKS (Cost $24,590,464)	26,638,945

	TOTAL INVESTMENTS – 96.3% (Cost $24,590,464)	$26,638,945
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	1,012,607
	NET ASSETS - 100.0%	$27,651,552

ADR	- American Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 86.5%
	AEROSPACE & DEFENSE - 1.3%
2,700	Lockheed Martin Corporation	$1,280,502

	APPAREL & TEXTILE PRODUCTS - 3.9%
27,390	Carter’s, Inc.	2,064,932
22,991	PVH Corporation	1,844,798
		3,909,730
	BANKING - 15.0%
66,157	Bank of America Corporation	2,269,185
47,160	Citigroup, Inc.	2,390,540
19,300	JPMorgan Chase & Company	2,766,655
97,830	Old National Bancorp	1,728,656
44,360	Regions Financial Corporation	1,034,475
46,650	Truist Financial Corporation	2,190,218
54,855	Wells Fargo & Company	2,565,568
		14,945,297
	BEVERAGES - 2.3%
43,120	Molson Coors Beverage Company, Class B	2,293,553

	BIOTECH & PHARMA - 6.4%
6,154	AbbVie, Inc.	947,101
5,270	Amgen, Inc.	1,220,848
4,504	Biogen, Inc.(a)	1,215,449
35,330	Pfizer, Inc.	1,433,339
33,500	Sanofi - ADR	1,569,475
		6,386,212
	CONTAINERS & PACKAGING - 2.2%
59,020	International Paper Company	2,147,738

	DIVERSIFIED INDUSTRIALS - 1.6%
29,100	Pentair PLC	1,627,854

	ELECTRIC UTILITIES - 1.3%
57,770	Vistra Energy Corp.	1,270,362

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 86.5% (Continued)
	ENTERTAINMENT CONTENT - 2.1%
21,500	Walt Disney Company (The)(a)	$2,141,615

	HEALTH CARE FACILITIES & SERVICES - 3.1%
12,375	Cardinal Health, Inc.	936,911
31,130	Centene Corporation(a)	2,129,292
		3,066,203
	HOME CONSTRUCTION - 1.2%
11,310	Mohawk Industries, Inc.(a)	1,163,234

	INDUSTRIAL SUPPORT SERVICES - 2.4%
14,360	WESCO International, Inc.(a)	2,377,729

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
3,815	Goldman Sachs Group, Inc. (The)	1,341,545

	INSURANCE - 7.6%
43,487	Argo Group International Holdings Ltd.	1,263,297
59,840	CNO Financial Group, Inc.	1,533,101
32,290	Hartford Financial Services Group, Inc. (The)	2,527,661
30,675	MetLife, Inc.	2,200,318
		7,524,377
	LEISURE FACILITIES & SERVICES - 0.9%
63,210	Norwegian Cruise Line Holdings Ltd.(a)	936,772

	LEISURE PRODUCTS - 2.0%
37,275	Hasbro, Inc.	2,050,498

	MACHINERY - 3.0%
28,135	Hillenbrand, Inc.	1,326,284
28,920	Terex Corporation	1,712,353
		3,038,637
	MEDICAL EQUIPMENT & DEVICES - 2.4%
19,690	Zimmer Biomet Holdings, Inc.	2,439,000

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 86.5% (Continued)
	METALS & MINING - 1.7%
20,405	Freeport-McMoRan, Inc.	$835,993
12,770	Rio Tinto plc - ADR	890,452
		1,726,445
	OIL & GAS PRODUCERS - 9.2%
61,268	BP plc - ADR	2,426,213
59,967	Coterra Energy, Inc.	1,497,376
31,320	EQT Corporation	1,039,198
26,580	HF Sinclair Corporation	1,321,558
3,880	Pioneer Natural Resources Company	777,591
65,170	Suncor Energy, Inc.	2,189,711
		9,251,647
	RETAIL - CONSUMER STAPLES - 0.9%
5,630	Target Corporation	948,655

	RETAIL - DISCRETIONARY - 1.0%
35,630	Kohl’s Corporation	999,065

	SEMICONDUCTORS - 4.5%
13,510	Advanced Micro Devices, Inc.(a)	1,061,616
23,440	Marvell Technology, Inc.	1,058,316
8,160	QUALCOMM, Inc.	1,008,005
11,900	Skyworks Solutions, Inc.	1,327,683
		4,455,620
	STEEL - 2.2%
41,930	Commercial Metals Company	2,169,877

	TECHNOLOGY HARDWARE - 2.6%
64,030	NCR Corporation(a)	1,634,685
15,410	NetApp, Inc.	994,716
		2,629,401
	TRANSPORTATION & LOGISTICS - 2.9%
19,430	Southwest Airlines Company	652,459
12,470	United Parcel Service, Inc., Class B	2,275,651
		2,928,110

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 86.5% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
20,810	PACCAR, Inc.	$1,502,482

	TOTAL COMMON STOCKS (Cost $73,988,255)	86,552,160

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.1%
	PUTOPTIONS PURCHASED - 0.1%
22	Caterpillar, Inc.	JEF	05/19/2023	$230	$506,000	$17,820
17	Invesco QQQ Trust Series 1	JEF	06/16/2023	290	493,000	22,338
28	iShares Russell 2000 ETF	JEF	05/19/2023	185	518,000	16,716
3	SPDR S&P 500 ETF Trust	JEF	06/16/2023	315	94,500	444
9	SPDR S&P 500 ETF Trust	JEF	06/16/2023	330	297,000	1,971
17	SPDR S&P 500 ETF Trust	JEF	06/16/2023	350	595,000	6,902
12	SPDR S&P 500 ETF Trust	JEF	06/16/2023	380	456,000	11,784
3	SPDR S&P 500 ETF Trust	JEF	12/15/2023	315	94,500	1,796
9	SPDR S&P 500 ETF Trust	JEF	12/15/2023	330	297,000	6,831
17	SPDR S&P 500 ETF Trust	JEF	12/15/2023	350	595,000	18,768
10	Ulta Beauty, Inc.	JEF	03/17/2023	510	510,000	15,470
	TOTAL PUT OPTIONS PURCHASED (Cost - $155,395)					120,840

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $155,395)					120,840

	TOTAL INVESTMENTS – 86.6% (Cost $74,143,650)					$86,673,000
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $321,788)					(168,138)
	PUT OPTIONS WRITTEN – (0.1)% (Proceeds - $250,907)					(98,221)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.7%					13,734,389
	NET ASSETS - 100.0%					$100,141,030

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALLOPTIONS WRITTEN - (0.1)%
20	Biogen, Inc.	JEF	04/21/2023	$305	$610,000	$6,000
92	Commercial Metals Company	JEF	06/16/2023	55	506,000	26,220

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2023

Contracts(b) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN - (0.2)% (Continued)
35	JPMorgan Chase & Company	JEF	06/16/2023	$145	$507,500	$25,200
252	Norwegian Cruise Line Holdings Ltd.	JEF	09/15/2023	20	504,000	20,160
53	PVH Corporation	JEF	06/16/2023	95	503,500	14,575
23	SPDR S&P 500 ETF Trust	JEF	06/16/2023	430	989,000	8,395
11	SPDR S&P 500 ETF Trust	JEF	06/16/2023	435	478,500	2,948
22	SPDR S&P 500 ETF Trust	JEF	12/15/2023	450	990,000	17,600
84	Terex Corporation	JEF	07/21/2023	60	504,000	47,040
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $321,788)					168,138

	PUT OPTIONS WRITTEN – (0.1)%
78	Advanced Micro Devices, Inc.	JEF	06/16/2023	$65	$507,000	$19,500
158	Bank of America Corporation	JEF	04/21/2023	31	489,800	6,162
126	Marvell Technology, Inc.	JEF	06/16/2023	40	504,000	35,910
327	Norwegian Cruise Line Holdings Ltd.	JEF	03/17/2023	15	490,500	25,178
58	Skyworks Solutions, Inc.	JEF	05/19/2023	85	493,000	4,959
33	Target Corporation	JEF	04/21/2023	150	495,000	5,049
45	WESCO International, Inc.	JEF	04/21/2023	110	495,000	1,463
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $250,907)					98,221

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $572,695)					$266,359

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (7.1)%
	EQUITY - (7.1)%
(4,640)	Invesco QQQ Trust Series 1	$(1,362,118)
(17,780)	iShares Russell 1000 ETF, EQUITY	(3,896,488)
(7,980)	iShares Russell 3000 ETF	(1,834,921)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $8,045,523)	(7,093,527)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

JEF	- Jefferies

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2023

	Easterly Snow		Easterly Snow
	Small Cap Value		Long/Short
	Fund		Opportunity Fund
Assets:
Total Investments, at cost	$24,590,464		$74,143,650
Total Investments, at value	$26,638,945		$86,673,000
Cash	954,221		13,417,648
Deposit at Broker	—		7,171,162
Receivable for securities sold	—		152,549
Receivable for fund shares sold	21,108		—
Interest and dividends receivable	13,984		208,633
Receivable from manager	36,997		—
Prepaid expenses and other assets	48,464		68,642
Total Assets	27,713,719		107,691,634

Liabilities:
Options Written (premiums received $0 and $572,695)	—		266,359
Securities sold short (proceeds $0 and $8,045,523)	—		7,093,527
Payable for fund shares redeemed	4,060		—
Administration fees payable	10,290		19,570
Payable to manager	—		51,851
Trustee fees payable	1,781		4,855
Payable for distribution (12b-1) fees	7,206		26,236
Compliance officer fees payable	2,343		2,355
Accrued expenses and other liabilities	36,487		85,851
Total Liabilities	62,167		7,550,604

Net Assets	$27,651,552		$100,141,030

Net Assets:
Paid in capital	$28,278,328		$85,917,939
Accumulated earnings/(loss)	(626,776)		14,223,091
Net Assets	$27,651,552		$100,141,030

Net Asset Value Per Share
Class A
Net Assets	$9,683,185		$50,585,225
Shares of beneficial interest outstanding	205,129		1,629,534
Net asset value	$47.21		$31.04
Offering price per share (maximum sales charge of 5.75%)	$50.09		$32.94

Class C
Net Assets	$1,941,916		$2,754,143
Shares of beneficial interest outstanding	45,331		94,892
Net asset value/offering price per share (b)	$42.84		$29.02

Class I
Net Assets	$16,026,402		$46,801,625
Shares of beneficial interest outstanding	329,217		1,492,066
Net asset value/offering/redemption price per share	$48.68		$31.37

Class R6
Net Assets	$49		$37
Shares of beneficial interest outstanding	$1		$1
Net asset value/offering/redemption price per share	$48.68	(a)	$31.37	(a)

(a)	Doesn’t recalculate due to rounding.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2023

	Easterly Snow	Easterly Snow
	Small Cap Value	Long/Short
	Fund	Opportunity Fund
Investment Income:
Dividend income	$343,332	$2,318,477
Interest income	21,615	345,970
Less: Foreign withholding taxes	(1,268)	(12,197)
Total Investment Income	363,679	2,652,250

Operating Expenses:
Management fees	202,383	778,491
Distribution (12b-1) fees
Class A Shares	22,983	122,849
Class C Shares	15,457	28,627
Dividend expenses	—	112,937
Legal fees	87,721	94,100
Shareholder servicing fees	16,768	86,338
Registration fees	39,206	62,542
Administration fees	14,908	57,939
Custodian fees	20,986	28,076
Transfer Agent fees	25,303	23,652
Audit fees	17,490	21,265
Trustees’ fees	17,480	17,497
Printing and postage expenses	12,583	14,287
Interest expenses	78	14,143
Compliance officer fees	7,494	7,506
Insurance expenses	247	1,110
Miscellaneous expenses	3,638	3,619
Total Operating Expenses	504,725	1,474,978

Less: Expenses waived	(199,708)	(29,316)
Total Waivers	(199,708)	(29,316)

Net Operating Expenses	305,017	1,445,662

Net Investment Income	58,662	1,206,588

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Investments and Foreign currency transactions	(990,070)	138,486
Short Sales	—	(466,181)
Options Purchased	—	(29,932)
Options Written	—	405,276
Net realized gain/(loss)	(990,070)	47,649

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	1,066,937	(3,505,986)
Short Sales	—	1,381,338
Options Purchased	—	(14,470)
Options Written	—	189,909
Net change in unrealized appreciation/(depreciation)	1,066,937	(1,949,209)
Net Realized and Unrealized Gain/(Loss) on investments	76,867	(1,901,560)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$135,529	$(694,972)

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Snow Small Cap Value Fund		Easterly Snow Long/Short Opportunity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
Operations:
Net investment income gain/(loss)	$58,662	$(56,860)	$1,206,588	$589,507
Net realized gain/(loss) on investments	(990,070)	4,821,778	$47,649	14,628,353
Net change in unrealized appreciation (depreciation) on investments	1,066,937	(3,564,127)	$(1,949,209)	(590,563)
Net increase/(decrease) in net assets resulting from operations	135,529	1,200,791	(694,972)	14,627,297

Distributions to Shareholders:
Total Distributions:
Class I	—	(20,171)	(2,963,119)	(3,992,414)
Class A	—	(2,011)	(3,142,717)	(4,238,716)
Class C	—	—	(174,207)	(257,371)
Class R6	—	(0)*	(2)	(4)
Total Dividends and Distributions to Shareholders	—	(22,182)	(6,280,045)	(8,488,505)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	6,971,333	11,692,246	1,034,109	1,051,605
Class A	97,796	350,691	2,584,159	3,900,490
Class C	593,628	25,290	1,029	5,283
Class R6	—	50	—	36
Reinvestment of dividends and distributions
Class I	—	14,172	2,432,241	3,337,504
Class A	—	364	923,263	1,227,401
Class C	—	0 *	165,874	246,223
Class R6	—	—	2	3
Redemption fee proceeds
Class I	—	178	—	—
Class A	—	158	—	—
Class C	—	29	—	—
Class R6	—	—	—	—
Cost of shares redeemed
Class I	(1,844,443)	(9,246,098)	(1,614,637)	(4,534,815)
Class A	(307,902)	(351,599)	(1,523,432)	(2,481,431)
Class C	(235,843)	(318,180)	(344,251)	(1,294,586)
Class R6	—	—	—	—
Net increase in net assets from share transactions of beneficial interest	5,274,569	2,167,301	3,658,357	1,457,713

Total Increase/(Decrease) in Net Assets	5,410,098	3,345,910	(3,316,660)	7,596,505

Net Assets:
Beginning of year	22,241,454	18,895,544	103,457,690	95,861,185
End of year	$27,651,552	$22,241,454	$100,141,030	$103,457,690

Share Activity
Shares sold
Class I	148,132	236,859	32,738	31,233
Class A	2,259	7,419	86,074	117,447
Class C	14,824	573	35	160
Class R6	—	1	—	1
Shares Reinvested
Class I	—	287	81,021	100,740
Class A	—	8	31,065	37,398
Class C	—	—	5,960	7,961
Class R6	—	—	—	—
Shares redeemed
Class I	(40,837)	(190,466)	(51,544)	(130,648)
Class A	(6,647)	(7,474)	(48,398)	(72,761)
Class C	(5,827)	(7,310)	(11,627)	(39,934)
Class R6	—	—	—	—
Net Increase in shares of beneficial interest	111,904	39,897	125,324	51,597

*	Less than $1.00.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Easterly Snow Small Cap Value Fund
	Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2022	2021	2020	2019
Net Asset Value, Beginning of Year	$47.22		$44.01	$26.39	$31.57	$32.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.10		(0.14)	0.09	0.01	(0.06)
Net realized and unrealized gain (loss)	(0.11)		3.36	17.53	(5.19)	(0.73)
Total from investment operations	(0.01)		3.22	17.62	(5.18)	(0.79)
Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—	—	—
Total dividends and distributions	—		(0.01)	—	—	—
Redemption Fees	—		0.00 *	—	—	—
Net Asset Value, End of Year	$47.21		$47.22	$44.01	$26.39	$31.57
Total Return**	(0.02	)% (6)	7.32%	66.81%	(16.41)%	(2.44)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$9,683		$9,893	$9,223	$10,071	$12,948
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.45%		2.39%	3.82%	2.41%	2.14%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.50%		1.50%	1.51%	1.51%	1.50%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(0.71)%		(1.18)%	(2.00)%	(0.90)%	(0.83)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.22%		(0.30)%	0.30%	0.02%	(0.19)%
Portfolio Turnover Rate	38%		62%	86%	44%	52%

	Easterly Snow Small Cap Value Fund
	Class C
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		February 28,	February 28,	February 28,	February 28,
	2023		2022	2021	2020	2019
Net Asset Value, Beginning of Year	$43.17		$40.54	$24.48	$29.51	$30.48
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.22)		(0.46)	(0.10)	(0.21)	(0.29)
Net realized and unrealized gain (loss)	(0.11)		3.09	16.16	(4.82)	(0.68)
Total from investment operations	(0.33)		2.63	16.06	(5.03)	(0.97)
Redemption Fees	—		0.00 *	—	—	—
Net Asset Value, End of Year	$42.84		$43.17	$40.54	$24.48	$29.51
Total Return**	(0.76	)% (6)	6.49%	65.60%	(17.05)%	(3.18)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,942		$1,569	$1,746	$2,695	$4,294
Ratio of gross operating expenses to average net assets including interest expense (2,4)	3.20%		3.08%	4.63%	3.16%	2.89%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.25%		2.25%	2.26%	2.26%	2.25%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(1.50)%		(1.88)%	(2.80)%	(1.64)%	(1.58)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	(0.55)%		(1.05)%	(0.43)%	(0.73)%	0.94%
Portfolio Turnover Rate	38%		62%	86%	44%	52%

*	Less than $0.005 cent per share.

**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.45%	2.39%	3.80%	2.40%	2.14%

Expenses, net waiver and reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.20%	3.08%	4.62%	3.15%	2.89%

Expenses, net waiver and reimbursement	2.25%	2.25%	2.25%	2.25%	2.25%

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Small Cap Value Fund
	Class I
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2022	2021	2020	2019
Net Asset Value, Beginning of Year	$48.57		$45.23	$27.05	$32.28	$33.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.20		(0.03)	0.15	0.09	0.02
Net realized and unrealized gain (loss)	(0.09)		3.45	18.03	(5.32)	(0.74)
Total from investment operations	0.11		3.42	18.18	(5.23)	(0.72)
Dividends and Distributions:
Dividends from net investment income	—		(0.08)	—	—	—
Total dividends and distributions	—		(0.08)	—	—	—
Redemption Fees *	—		0.00	0.00	0.00	0.00
Net Asset Value, End of Year	$48.68		$48.57	$45.23	$27.05	$32.28
Total Return**	0.23	% (8)	7.57%	67.21%	(16.20)%	(2.21)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$16,026		$10,779	$7,926	$7,679	$14,839
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.20%		2.14%	3.58%	2.16%	1.89%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.25%		1.25%	1.26%	1.26%	1.25%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(0.50)%		(0.95)%	(1.78)%	(0.63)%	(0.57)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.45%		(0.07)%	0.54%	0.27%	0.07%
Portfolio Turnover Rate	38%		62%	86%	44%	52%

	Easterly Snow Small Cap Value Fund
	Class R6***
	For the		For the
	Year Ended		Period Ended
	February 28,		February 28,
	2023		2022
Net Asset Value, Beginning of Period	$48.57		$50.04
Income (Loss) from Investment Operations:
Net investment income (1)	0.20		—
Net realized and unrealized loss	(0.09)		(1.39)
Total from investment operations	0.11		(1.39)
Dividends and Distributions:
Dividends from net investment income	—		(0.08)
Total dividends and distributions	—		(0.08)
Redemption Fees	—		—
Net Asset Value, End of Period	$48.68		$48.57
Total Return**	0.23	% (8)	(2.77	)% (6)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	****	$0	****
Ratio of gross operating expenses to average net assets excluding interest expense (2,4)	2.20%		2.14	% (7)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.00%		1.00	% (7)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	1.65%		1.25	% (7)
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.45%		(0.02	)% (7)
Portfolio Turnover Rate	38%		62	% (6)

*	Less than $0.005 cent per share.

**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

***	Class R6 commenced operations on November 4, 2021.

****	Less than 1,000.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.20%	2.14%	3.57%	2.15%	1.88%

Expenses, net waiver and reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.20%	2.14	% (7)

Expenses, net waiver and reimbursement	1.00%	1.00	% (7)

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one year.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Easterly Snow Long/Short Opportunity Fund
	Class A
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2022	2021	2020	2019
Net Asset Value, Beginning of Year	$33.38		$31.48	$25.42	$26.07	$26.95
Income (Loss) from Investment Operations:
Net investment income (1)	0.36		0.17	0.16	0.27	0.31
Net realized and unrealized gain (loss)	(0.66)		4.63	6.32	(0.44)	(0.77)
Total from investment operations	(0.30)		4.80	6.48	(0.17)	(0.46)
Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.34)	(0.42)	(0.48)	(0.42)
Distributions from realized gains	(1.88)		(2.56)	—	—	—
Total dividends and distributions	(2.04)		(2.90)	(0.42)	(0.48)	(0.42)
Net Asset Value, End of Year	$31.04		$33.38	$31.48	$25.42	$26.07
Total Return*	(0.62	)% (6)	15.40%	25.71%	(0.85)%	(1.55)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$50,585		$52,102	$46,551	$51,478	$64,079
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.61%		1.65%	2.04%	1.70%	1.57%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.58%		1.68%	2.00%	1.70%	1.57%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	1.11%		0.51%	0.59%	0.98%	1.15%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.14%		0.49%	0.63%	0.98%	1.15%
Portfolio Turnover Rate	58%		51%	74%	54%	38%

	Easterly Snow Long/Short Opportunity Fund
	Class C
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2022	2021	2020	2019
Net Asset Value, Beginning of Year	$31.41		$29.75	$23.85	$24.36	$25.11
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.12		(0.06)	(0.03)	0.07	0.10
Net realized and unrealized gain (loss)	(0.63)		4.38	5.93	(0.44)	(0.70)
Total from investment operations	(0.51)		4.32	5.90	(0.37)	(0.60)
Dividends and Distributions:
Dividends from net investment income	—		(0.10)	—	(0.14)	(0.15)
Distributions from realized gains	(1.88)		(2.56)	—	—	—
Total dividends and distributions	(1.88)		(2.66)	—	(0.14)	(0.15)
Net Asset Value, End of Year	$29.02		$31.41	$29.75	$23.85	$24.36
Total Return*	(1.37)%		14.64%	24.74%	(1.58)%	(2.29)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,754		$3,158	$3,938	$9,744	$16,735
Ratio of gross operating expenses to average net assets including interest expense (2,4)	2.35%		2.32%	2.79%	2.45%	2.32%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.32%		2.35%	2.75%	2.45%	2.32%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	0.36%		(0.16)%	(0.18)%	0.25%	0.40%
Ratio of net investment income after expense reimbursement to average net assets (2,5)	0.39%		(0.18)%	(0.14)%	0.25%	0.40%
Portfolio Turnover Rate	58%		51%	74%	54%	38%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.48%	1.45%	1.59%	1.41%	1.41%

Expenses, net waiver and reimbursement	1.45%	1.48%	1.55%	1.41%	1.41%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.22%	2.10%	2.34%	2.16%	2.16%

Expenses, net waiver and reimbursement	2.19%	2.13%	2.30%	2.16%	2.16%

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Long/Short Opportunity Fund
	Class I
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	February 28,		February 28,	February 28,	February 29,	February 28,
	2023		2022	2021	2020	2019
Net Asset Value, Beginning of Year	$33.71		$31.76	$25.68	$26.34	$27.24
Income (Loss) from Investment Operations:
Net investment income (1)	0.44		0.25	0.22	0.34	0.37
Net realized and unrealized gain (loss)	(0.66)		4.69	6.39	(0.44)	(0.78)
Total from investment operations	(0.22)		4.94	6.61	(0.10)	(0.41)
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.43)	(0.53)	(0.56)	(0.49)
Distributions from realized gains	(1.88)		(2.56)	—	—	—
Total dividends and distributions	(2.12)		(2.99)	(0.53)	(0.56)	(0.49)
Net Asset Value, End of Year	$31.37		$33.71	$31.76	$25.68	$26.34
Total Return*	(0.36	)% (8)	15.69%	26.00%	(0.60)%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$46,802		$48,198	$45,372	$44,559	$70,730
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.36%		1.41%	1.79%	1.45%	1.32%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.33%		1.44%	1.75%	1.45%	1.32%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	1.36%		0.75%	0.79%	1.24%	1.40%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	1.39%		0.72%	0.83%	1.24%	1.40%
Portfolio Turnover Rate	58%		51%	74%	54%	38%

	Easterly Snow Long/Short Opportunity
	Fund
	Class R6**
	For the		For the
	Year Ended		Period Ended
	February 28,		February 28,
	2023		2022
Net Asset Value, Beginning of Period	$33.71		$35.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.44		0.12
Net realized and unrealized gain	(0.66)		0.75
Total from investment operations	(0.22)		0.87
Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.43)
Distributions from realized gains	(1.88)		(2.56)
Total dividends and distributions	(2.12)		(2.99)
Net Asset Value, End of Period	$31.37		$33.71
Total Return*	(0.36	)% (8)	2.55	% (5)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	***	$0	***
Ratio of gross operating expenses to average net assets including interest expense (2,4)	1.36%		1.41	% (6)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.13%		1.23	% (6)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	2.25%		1.49	% (6)
Ratio of net investment income after expense reimbursement to average net assets (2,7)	1.77%		1.05	% (6)
Portfolio Turnover Rate	58%		51	% (5)

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	R6 commenced operations on November 4, 2021.

***	Less than 1,000.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.23%	1.18%	1.34%	1.16%	1.16%

Expenses, net waiver and reimbursement	1.20%	1.21%	1.30%	1.16%	1.16%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.23%	1.18	% (6)

Expenses, net waiver and reimbursement	1.00%	1.00	% (6)

(5)	Not annualized.

(6)	Annualized for periods less than one year.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized on September 21, 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open -end management investment company. The Trust currently consists of six series. These financial statements include the following two diversified series:

Fund Name	Investment Objective
Easterly Snow Small Cap Value Fund	Long Term Capital Appreciation
Easterly Snow Long/Short Opportunity Fund	Long Term Capital Appreciation and protection of investment principal

Currently, Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing services, and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over- the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board -appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2023, for the Fund’ assets and liabilities measured at fair value:

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,638,945	$—	$—	$26,638,945
Total	$26,638,945	$—	$—	$26,638,945

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$86,552,160	$—	$—	$86,552,160
Total	$86,552,160	$—	$—	$86,552,160
Asset Derivatives
Put Options Purchased	$—	$120,840	$—	$120,840
Total Assets	$86,552,160	$120,840	$—	$86,673,000
Liability Derivatives
Call Options Written	$—	$168,138	$—	$168,138
Put Options Written	—	98,221	—	98,221
Exchange Traded Funds Sold Short	7,093,527	—	—	7,093,527
Total Liabilities	$7,093,527	$266,359	$—	$7,359,886

There were no level 3 securities held during the period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2020 through February 28, 2022 or expected to be taken in the Funds’ February 28, 2023 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended February 28, 2023, the Funds did not incur any interest or penalties.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex- dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Easterly Snow Small Cap Value	Annually	Annually
Easterly Snow Long/Short Opportunity	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through November 5, 2023.

							Management
							Fee Waived/
	Management	Expenses Limitation					Expenses Reimbursed	Management Fee
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 2/28/2023	Recaptured
Small Cap Value	0.95%	1.50%	2.25%	1.25%	1.00%	11/5/2023	$199,708	—
Long/Short Opportunity	0.80%	1.55%	2.30%	1.30%	1.00%	11/5/2023	29,316	—

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	2/28/2024	2/28/2025	2/28/2026
Small Cap Value	$—	$136,896	$199,708
Long/Short Opportunity	—	—	—

Expenses waived prior to July 1, 2022 are not recaptured by Easterly Investment Partners LLC.

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

For the year ended February 28, 2023, UFD received sales charges on sales of the Funds’ Class A and Class C shares.

Fund	Class A	Class C
Small Cap Value	$—	$393
Long/Short Opportunity	12	10

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust and are not paid any fees directly by the Trust for serving in such capacity. Prior to November 5, 2021, Certain officers of the Funds were employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

3.	INVESTMENT TRANSACTIONS

(a) For the year ended February 28, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Small Cap Value	$12,429,835	$7,931,683
Long/Short Opportunity	49,635,140	48,524,501

(b) Other Investment Companies or Exchange Traded Funds – The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Options Contracts – Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2023, were as follows:

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statements of Assets and Liabilities	derivatives
Long/Short Opportunity
	Put options purchased	Equity	Investments in securities, at value	120,840
	Call options written	Equity	Options written	(168,138)
	Put options written	Equity	Options written	(98,221)
			Totals	$(145,519)

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2023, were as follows:

			Realized and unrealized gain
Portfolio Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
Long/Short Opportunity
	Option Contracts
	Net realized loss on options purchased	Equity	$(29,932)
	Net realized gain on options written	Equity	405,276
	Net change in unrealized depreciation on options purchased	Equity	(14,470)
	Net change in unrealized appreciation on options written	Equity	189,909
			$550,783

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

The average notional value of the derivative instruments for the Easterly Long/Short Opportunity during the year ended February 28, 2023 was as follows:

Options Purchased	Options Written
$2,439,500	$8,354,613

The Fund is not subject to any Master Netting Arrangements, therefore the Fund did not offset any assets or liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for	Gross	Gross	Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation/(Depreciation)
Small Cap Value	$24,673,199	$3,442,698	$(1,476,952)	$1,965,746
Long/Short Opportunity	65,677,420	16,357,320	(2,721,626)	13,635,694

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended February 28, 2023 and February 28, 2022 was as follows:

	For the year ended February 28, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Small Cap Value	$—	$—	$—	$—
Long/Short Opportunity	1,082,299	5,197,746	—	6,280,045

	For the year ended February 28, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Small Cap Value	$22,068	$—	$114	$22,182
Long/Short Opportunity	3,648,347	4,840,158	—	8,488,505

As of February 28, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small Cap Value	$33,744	$—	$(19,316)	$(2,606,950)	$—	$1,965,746	$(626,776)
Long/Short Opportunity	588,045	—	—	—	—	13,635,046	14,223,091

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Snow Small Cap Value Fund incurred and elected to defer such capital losses of $19,316.

At February 28, 2023, the Easterly Snow Small Cap Value Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Small Cap Value	$1,106,985	$1,499,965	$2,606,950	$—
Long/Short Opportunity	—	—	—	—

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Year Ended February 28, 2023 (Continued)

Permanent book and tax differences, primarily attributable to the use of equalization resulted in reclassifications for the Easterly Snow Small Cap Value Fund for the fiscal year ended February 28, 2023 as follows:

		Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Small Cap Value	$—	$—
Long/Short Opportunity	142,808	(142,808)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2023, the shareholders that own 25% or more of the voting securities are as follows:

		Long/Short
Owner	Small Cap Value	Opportunity
Merrill Lynch	33.0%	41.0%
Pershing LLC	28.2%	—

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Snow Small Cap Value Fund, and Easterly Snow Long/Short Opportunity Fund, (collectively referred to as the “Funds”), each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of February 28, 2023, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 28, 2023 the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended February 28, 2021 have been audited by other auditors, whose report dated April 28, 2021 expressed unqualified opinions on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with custodians. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 26, 2023

EASTERLY FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 through February 28, 2023.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 09/01/2022	Value - 02/28/2023	09/01/2022-02/28/2023*	[Annualized]
Actual Expenses
Easterly Snow Small Cap Value - Class A	$1,000.00	$1,108.50	$7.84	1.50%
Easterly Snow Small Cap Value - Class C	1,000.00	1,104.40	11.74	2.25%
Easterly Snow Small Cap Value - Class I	1,000.00	1,109.90	6.54	1.25%
Easterly Snow Small Cap Value - Class R6	1,000.00	1,109.90	5.23	1.00%
Easterly Snow Long/Short Opportunity - Class A	1,000.00	1,077.40	8.34	1.62%
Easterly Snow Long/Short Opportunity - Class C	1,000.00	1,073.90	12.19	2.37%
Easterly Snow Long/Short Opportunity - Class I	1,000.00	1,079.00	7.06	1.37%
Easterly Snow Long/Short Opportunity - Class R6	1,000.00	1,079.00	5.15	1.00%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 09/01/2022	Value - 02/28/2023	09/01/2022-02/28/2023*	[Annualized]
[5% Return Before Expenses]
Easterly Snow Small Cap Value - Class A	$1,000.00	$1,017.36	$7.50	1.50%
Easterly Snow Small Cap Value - Class C	1,000.00	1,013.64	11.23	2.25%
Easterly Snow Small Cap Value - Class I	1,000.00	1,018.60	6.26	1.25%
Easterly Snow Small Cap Value - Class R6	1,000.00	1,019.84	5.01	1.00%
Easterly Snow Long/Short Opportunity - Class A	1,000.00	1,016.76	8.10	1.62%
Easterly Snow Long/Short Opportunity - Class C	1,000.00	1,013.04	11.83	2.37%
Easterly Snow Long/Short Opportunity - Class I	1,000.00	1,018.00	6.85	1.37%
Easterly Snow Long/Short Opportunity - Class R6	1,000.00	1,019.84	5.01	1.00%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (181) divided by the number of days in the fiscal year (365).

EASTERLY FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2023

Name, Year of Birth, and Address	Position(s) Held with Trust	Term*/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE:
Darrell Crate, Year of Birth: 1967 515 Madison Avenue 24th Floor New York, NY 10022	President and Chairperson of the Board	Since 2021	Chief Executive Officer of Easterly Funds LLC (2020 – Present); Managing Principal of Easterly Asset Management LP (2016 – Present); Managing Partner of Easterly Capital LLC (2015 – Present)	6	Chairman of the Board and Director of Easterly Government Properties Inc. (2015 – Present); Chairman of the Board and Director of Easterly Acquisition Corp. (2015 to 2018)
INDEPENDENT TRUSTEES:
Neil Medugno, Year of Birth: 1957 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994 – 2017)	6	Trustee of Six Circles Trust (2018 – Present)
A. Clayton Spencer, Year of Birth: 1954 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2023	President of Bates College (2012 – present).	6	Not Applicable

EASTERLY FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2023

Name, Year of Birth, and Address	Position(s) Held with Trust	Term*/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee During Past 5 Years
OFFICERS:
Michael Montague, Year of Birth: 1975 515 Madison Avenue 24th Floor New York, NY 10022	Treasurer	Since 2021	Chief Operating Officer of Easterly Funds LLC and James Alpha Management, LLC	Not Applicable	Not Applicable
Emile Molineaux, Year of Birth: 1962 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Chief Compliance Officer	Since 2021	Senior Compliance Officer (2011 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Chad Bitterman, Year of Birth: 1972 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Anti-Money Laundering Compliance Officer	Since 2021	Compliance Officer (2010 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Amaris Sahota, Year of Birth: 1992 515 Madison Avenue 24th Floor New York, NY 10022	Secretary	Since 2021	Chief Operating Officer, Easterly Management Operations LLC (2021 – Present); Senior Management Consultant, The Poirier Group (2018 – 2021); Investment Consultant, Sun Life Financial (2015 – 2018)	Not Applicable	Not Applicable
Ken Juster, Year of Birth: 1976 515 Madison Avenue 24th Floor New York, NY 10022	Chief Legal Officer	Since 2022	General Counsel of Easterly Asset Management LP (2022 – Present); Partner, Cooley LLP (2018 – 2022); Partner, White & Case LLP (2017 – 2018)	Not Applicable	Not Applicable
Erik Naviloff, Year of Birth: 1968 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Treasurer	Since 2021	Vice President, Ultimus Fund Solutions, LLC (2011 – present)	Not Applicable	Not Applicable
Timothy Burdick, Year of Birth: 1986 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Secretary	Since 2021	Vice President, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	Not Applicable	Not Applicable

*	Each Trustee will serve an indefinite term until they resign or retire and/or their successor, if any, is duly elected and qualified. Officers of the Trust serve at the pleasure of the Board.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-814-8180.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-814-8180 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

EASTERLYSNOW-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

Audit Fees The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

                                                  Registrant

(a)        FYE 2/28/22                    $29,000

FYE 2/28/23                    $29,000

(b)	Audit-Related Fees

                                                  Registrant

FYE 2/28/22                    $ 0.00

            FYE 2/28/23                    $ 0.00

(c)	Tax Fees

                                                  Registrant

FYE 2/28/22                    $5,000

           FYE 2/28/23                    $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

                                                   Registrant

FYE 2/28/22                     $ 0.00

FYE 2/28/23                     $ 0.00

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                                   Registrant

Audit-Related Fees:               100.00%

Tax Fees:                              100.00% %

All Other Fees:                      100.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended February 28, 2023, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.
(i) (j)	Not applicable. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2023, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 05/4/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 05/4/23

By (Signature and Title)

* /s/ Michael Montague

Michael Montague, Treasurer and Principal Financial Officer

Date 05/4/23

* Print the name and title of each signing officer under his or her signature.